Summary of Significant Accounting Policies (Details) - Schedule of diluted weighted-average shares of common stock outstanding - shares	3 Months Ended		12 Months Ended
	Mar. 30, 2021	Mar. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) - Schedule of diluted weighted-average shares of common stock outstanding [Line Items]
Total	156,117,101	153,489,439	155,637,463	107,917,081
Redeemable Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of diluted weighted-average shares of common stock outstanding [Line Items]
Total	107,525,553	107,482,377	107,525,553	89,761,627
Equity Option [Member]
Summary of Significant Accounting Policies (Details) - Schedule of diluted weighted-average shares of common stock outstanding [Line Items]
Total	22,815,643	20,231,157	22,336,005	18,155,454
Warrant [Member]
Summary of Significant Accounting Policies (Details) - Schedule of diluted weighted-average shares of common stock outstanding [Line Items]
Total	25,775,905	25,775,905	25,775,905